CONCENTRATION OF CUSTOMERS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of major customers [line items]
Revenue	¥ 226,963	$ 33,010	¥ 186,390	¥ 146,490
PetroChina Company Limited [member]
Disclosure of major customers [line items]
Revenue	15,841		11,957	6,923
China Petroleum and Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	13,329		15,488	9,659
Phillips 66 [member]
Disclosure of major customers [line items]
Revenue	4,440		2,631
BP p.l.c. [member]
Disclosure of major customers [line items]
Revenue	3,232		3,108	2,843
China National Chemical Corporation [member]
Disclosure of major customers [line items]
Revenue	¥ 2,970
Royal Dutch Shell PLC [member]
Disclosure of major customers [line items]
Revenue			¥ 2,627	3,661
EOG Resources, Inc. [member]
Disclosure of major customers [line items]
Revenue				¥ 2,660